Expense Example {- International Equity Series} - Templeton Institutional Funds-31 - International Equity Series	May 01, 2021 USD ($)
Primary Shares
Expense Example:
1 year	$ 85
3 years	274
5 years	478
10 years	1,069
Service Shares
Expense Example:
1 year	100
3 years	321
5 years	559
10 years	$ 1,245